Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Neuberger Berman Income Funds
Central Index Key	dei_EntityCentralIndexKey	0000723620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Neuberger Berman Short Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,538
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	338
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	524
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,538
Supplement [Text Block]	nbif_SupplementTextBlock
Neuberger Berman Income Funds®

Supplement to the Prospectus dated February 28, 2011

Class A

Neuberger Berman Short Duration Bond Fund

The following replaces the “Class A Return Before Taxes” line of the “Average Annual Total % Returns as of 12/31/10” table on page 30 of the Prospectus:

	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.13	1.50	2.58

The date of this supplement is June 15, 2011.